Loans Receivable and Allowance for Loan Losses - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2017 USD ($) Loan Property Restructuring	Mar. 31, 2016 USD ($) Loan Restructuring	Mar. 31, 2015 USD ($) Restructuring
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans outstanding	$ 1,010,251,000	$ 781,525,000
Number of unsecured loans in other loans | Loan	2
Interest income recognized	$ 121,000	75,000	$ 190,000
Accrued interest on non-accrued loans	162,000	155,000	265,000
Loans that are past due greater than 90 days and accruing	$ 483,000	0
Number of foreclosed residential real estate properties | Property	2
Carrying value of residential real estate owned properties	$ 698,000	58,000
Mortgage loans in process of foreclosure, amount	$ 874,000	$ 1,600,000
Number of residential mortgage loans | Loan	7	9
Troubled debt restructuring recorded investment	$ 1,500,000	$ 994,000	$ 784,000
Period for assumption of restructuring	12 months	12 months	12 months
Number of new defaults of troubled debt restructuring | Restructuring	0	0	0
90 Days Or More Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring recorded investment	$ 331,000
60-89 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring recorded investment	14,000		$ 7,000
30-59 Days Past Due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring recorded investment	$ 55,000	$ 213,000
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on non accrual status	90 days	90 days
Non accrual status to satisfy the loan terms	6 months	6 months
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans outstanding	$ 996,820,000	$ 771,317,000
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans outstanding	$ 0	$ 0